[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
BALANCED FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

January 31, 1996
DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Balanced Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of
the  best  investment  minds  in the business.   As  recent  examples,
consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept.
In  addition, last May we launched New England Strategic Income  Fund,
under  the  management  of  Dan Fuss of Loomis  Sayles.   One  of  the
industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar(tm) for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
       **   Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

SINCERELY,

/s/Peter S. Voss         /s/Henry L.P. Schmelzer
PETER S. VOSS            HENRY L.P. SCHMELZER
CHAIRMAN                 PRESIDENT

NEW ENGLAND BALANCED FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES

COMPARED TO STANDARD & POOR'S 500 INDEX(4) AND A BLEND OF STANDARD & POOR'S 500 AND LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND
INDICES(5)

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & PoorOs 500 Index(4) and a blend of Standard & PoorOs 500 and Lehman Intermediate Government/Corporate Bond Indices(5). The data points from the graph are as follows:]

New England Balanced Fund - Net Asset Value(1)

Date                                   Amount
----                                   ------
1995                                  $27,603
1994                                  $21,851
1993                                  $22,451
1992                                  $19,663
1991                                  $17,259
1990                                  $13,357
1989                                  $14,941
1988                                  $13,537
1987                                  $12,304
1986                                  $12,210
12/31/85                              $10,000

New England Balanced Fund - With Maximum Sales Charge(2)

Date                                   Amount
----                                   ------
1995                                  $26,015
1994                                  $20,595
1993                                  $21,160
1992                                  $18,532
1991                                  $16,266
1990                                  $12,589
1989                                  $14,082
1988                                  $12,759
1987                                  $11,597
1986                                  $11,508
12/31/85                               $9,425

S&P/Lehman Interm. GovOt./Corp.(5)

Date                                   Amount
----                                   ------
1995                                  $34,197
1994                                  $26,511
1993                                  $22,488
1992                                  $21,565
1991                                  $18,925
1990                                  $15,083
1989                                  $15,022
1988                                  $11,903
1987                                  $11,022
1986                                   $9,948
12/31/85                              $10,000

S&P 500(4)
Date                                   Amount
----                                   ------
1995                                  $27,603
1994                                  $21,851
1993                                  $22,451
1992                                  $19,663
1991                                  $17,259
1990                                  $13,357
1989                                  $14,941
1988                                  $13,537
1987                                  $12,304
1986                                  $12,210
12/31/85                              $10,000
     This  illustration represents past performance of Class A  shares
     and   cannot  predict  future  results.  Investment  return   and
     principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95
CLASS A (Inception 11/27/68)1 YEAR          3 YEAR   5 YEARS  10 YEARS
Net Asset Value(1)          26.32%          11.97%    15.62%    10.69%
With Max. Sales Charge(2)    19.03            9.78     14.27     10.03
Lipper Balanced Average(6)   25.16           10.77     13.11     11.47

CLASS B (Inception 9/13/93) 1 YEAR SINCE INCEPTION
Net Asset Value(1)          25.32%          10.22%
With CDSC(3)                 21.32            9.06
Standard & PoorOs 500(4)     37.44           16.50
Lipper Balanced Average(6)  25.16             9.84

CLASS C (Inception 12/30/94)1 YEAR
Net Asset Value(1)          25.19%
Standard & PoorOs 500(4)     37.44

CLASS Y (Inception 3/8/94)  1 YEAR SINCE INCEPTION
Net Asset Value(1)          26.84%          12.25%
Standard & PoorOs 500(4)     37.44           19.88

     These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund was changed from an equity income fund to a balanced fund on March 1, 1990. Results for periods prior to that date reflect former investment policies and are not necessarily representative of results that would have been achieved had the FundOs current investment policies then been in effect.

NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Standard & PoorOs 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Represented by a 65% weighting in the Standard & PoorOs 500 Index (S&P 500) and a 35% weighting in the Lehman Intermediate
     Government/Corporate Bond Index. Indices are rebalanced to 65%/35% at the end of each year. Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years. The indicesO performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
6 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds withsimilar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND BALANCED FUND
Portfolio Managers:  Doug Ramos, Meri Anne Beck;
Loomis, Sayles & Co.

[PHOTO]
[PHOTO]
In a dramatic turnaround from 1994, 1995 proved to be an excellent year for both stocks and bonds. Both markets recorded their best performance of the decade as measured by the major indices. Driven by lower interest rates, bonds produced a 19% total rate of return as measured by the Merrill Lynch Corporate/Government Index. Stocks benefited from both lower interest rates and solid corporate earnings growth, and produced a 37.4% total rate of return as measured by the Standard & PoorOs 500 Stock Index.

HOW YOUR FUND PERFORMED
Against this backdrop, your Fund delivered a net asset value return of 26.32% for Class A shares for the twelve months ended December 31, 1995. This performance compared favorably to the average Lipper Balanced Fund Index of 25.16%.

HOW WE MANAGED YOUR FUND
While our ongoing concerns about the slowing economy and corporate earnings growth caused us to maintain a 60% weighting in stocks and 40% in bonds, asset allocation was a positive factor in your FundOs performance.

Throughout 1995 interest rates and inflation expectations declined, in sharp contrast to the environment in 1994. The long-term Treasury bond fell to less than 6% in 1995 after reaching more than 8% in November 1994. Purchases of corporate bonds in the following sectors benefited the Fund: foreign bonds denominated in U.S. dollars, Airline,

NEW ENGLAND BALANCED FUND
Media, Lodging, Travel, and Brokerage. Individual bonds such as Avalon Properties 7.375 9/15/02, Carnival Cruise 7.05% 5/15/95 and Columbia Health Care 8.02% 8/5/02 were positive consumer holdings. An emphasis on higher yielding bonds, although beneficial on a current income basis, did not help price performance. R.J. Reynolds 9.25% 8/15/2013 lagged in performance as negative news about the breakup of the food and tobacco segments of the company caused yield spreads to widen. We increased the FundOs holdings of mortgage bonds in the second half of 1995 as corporate bond yield spreads continued to narrow.

As mentioned above, stocks also had an outstanding year, and one of the primary drivers of performance during the year was the interest-rate sensitive sector of the market. Lower interest rates helped boost the performance of insurance and financial service stocks, while bank stocks enjoyed a boost from the ongoing consolidation in the banking industry. Fund holdings during 1995 such as ACE Ltd., American International Group, Fannie Mae, Freddie Mac, MBNA Corp., Chemical Bank, and First Interstate are prime examples of these developments. Other noteworthy sectors include: industrials, helped by investments in AMR Corp., Allied-Signal, Inc. and ITT Corp.; capital goods, propelled by Case Corp., Lockheed Martin, Raytheon, and General Electric, and technology, aided by Intel Corp., Texas Instruments, Hewlett-Packard, and Xerox. One sector that did not fare as well during the year was energy, with most of the FundOs holdings concentrated in natural gas including El Paso Natural Gas and Mapco, and refining and marketing such as Sun and Ultramar.

NEW ENGLAND BALANCED FUND

Looking ahead to 1996, we see a gradual pickup in the growth rate of GDP, good news on the inflation front, and a solid chance for lower interest rates. One other factor that could have a positive influence on the economy and the financial markets is the upcoming presidential election. The one concern that keeps us at 60% equity weighting, slightly below our long-term target of 65%, is the expected slowdown in corporate earnings growth and the increased chance for earnings disappointments. This development may contribute to stock market volatility in the first half of the year.

NEW ENGLAND BALANCED FUND

YOUR FUNDOS ASSET DIVERSIFICATION 12/31/95*

[A graph in the form of a pie chart appears here, illustrating the asset diversification of New England Balanced Fund as of December 31, 1995. The pie chart is broken in pieces representing the asset diversification in the following percentages:

STOCKS    BONDS          CASH
60.4%          39.4%          .8%

NEW ENGLAND BALANCED FUND

YOUR FUND'S FIVE LARGEST STOCK HOLDINGS 12/31/95*

                                                       PERCENTAGE OF
COMPANY                                                NET ASSETS

1.   LOCKHEED MARTIN CORP.                             1.6%
     Aircraft, missile, and space manufacturer
2.   PRAXAIR, INC.                                     1.5%
     Industrial gas manufacturers
3.   WESTAM FINANCIAL CORP.                            1.4%
     Financial corporation
4.   GTE CORP.                                         1.4%
     Largest independent telephone manufacturer
5.   COASTAL CORP.                                     1.4%
     Refiners and marketers of oil and natural gas

*Portfolio holdings and asset allocations will vary.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEETTM

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
BALANCED FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION

Investments as of December 31, 1995

COMMON STOCKS-56.9% OF TOTAL NET ASSETS

   SHARES   DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
            AEROSPACE-2.5%
   59,600   Lockheed Martin Corp $4,708,400
   58,600   Raytheon Co.                                     2,768,850
                                                          ------------
                                                             7,477,250
                                                          ------------
            AUTOMOBILE & RELATED-2.3%
   60,214   Chrysler Corp                                    3,334,350
   67,000   General Motors Corp.                             3,542,625
                                                          ------------
                                                             6,876,975
                                                          ------------
            BANKS/SAVINGS & LOAN-3.2%
   65,200   Chemical Banking Corp.                           3,830,500
   13,600   First Interstate Bancorp.                        1,856,400
   94,700   Fleet Financial Group, Inc.                      3,859,025
                                                          ------------
                                                             9,545,925
                                                          ------------
            CHEMICALS-4.5%
   45,000   E.I. DuPont de Nemours & Co.                     3,144,375
   77,100   Georgia Gulf Corp.                               2,370,825
   75,200   PPG Industries, Inc.                             3,440,400
  131,900   Praxair, Inc.                                    4,435,138
                                                          ------------
                                                            13,390,738
                                                          ------------
            ELECTRONIC COMPONENTS-2.7%
   49,100   Intel Corp                                       2,786,425
   55,200   Micron Technology, Inc.                          2,187,300
   56,700   Texas Instruments, Inc.                          2,934,225
                                                          ------------
                                                             7,907,950
                                                          ------------
            ELECTRICAL EQUIPMENT-1.6%
   42,700   General Electric Co.                             3,074,400
   34,800   Honeywell, Inc.                                  1,692,150
                                                          ------------
                                                             4,766,550
                                                          ------------
            ENGINEERING & CONSTRUCTION-0.7%
   95,600   McDermott International Inc.                     2,103,200
                                                          ------------
            FINANCIAL SERVICES-MISC.-2.7%
   44,800   Federal Home Loan Mortgage Corp.                 3,740,800
   30,500   Federal National Mortgage Association            3,785,813
   14,600   MBNA Corp.                                         538,375
                                                          ------------
                                                             8,064,988
                                                          ------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

   SHARES  DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
-
           FREIGHT-TRANSPORTATION-3.0%
  190,900  Canadian Pacific Ltd. $3,460,063
   65,400  Consolidated Freightways, Inc                    1,733,100
   48,900  Federal Express Corp. (c).                       3,612,488
                                                         ------------
                                                            8,805,651
                                                         ------------
           HEALTH CARE-MEDICAL TECHNOLOGY-1.2%
  114,000  C. R. Bard, Inc.                                 3,676,500
                                                         ------------
           HEALTH CARE-SERVICES-0.8%
  224,500  Beverly Enterprises, Inc. (c)                    2,385,312
                                                         ------------
           HOME PRODUCTS-1.2%
   72,000  Premark International Inc.                       3,645,000
                                                         ------------
           HOUSING & BUILDING MATERIALS-1.8%
    27,600 Armstrong World Industries, Inc                  1,711,200
  112,900  Masco Corp.                                      3,542,238
                                                         ------------
                                                            5,253,438
                                                         ------------
           INSURANCE-5.5%
   94,600  ACE, Ltd.                                        3,760,350
   35,718  American International Group, Inc.               3,303,915
   35,300  Chubb Corp.                                      3,415,275
   83,000  Providian Corp                                   3,382,250
  100,600  Prudential Reinsurance Holdings, Inc.            2,351,525
                                                         ------------
                                                           16,213,315
                                                         ------------
           LEISURE-1.8%
   75,600  American Greetings Corp.                         2,088,450
  127,800  Carnival Corp.                                   3,115,125
                                                         ------------
                                                            5,203,575
                                                         ------------
           MACHINERY-0.8%
   48,900  Case Corp                                        2,237,175
   29,300  Consorcio Grupo Dina SA DE ADR (d).                 54,937
  127,800  Consorcio Grupo Dina SA DE Series L ADR (d)        175,725
                                                         ------------
                                                            2,467,837
                                                         ------------
           METALS-0.3%
   29,700  AK Steel Holding Corp                            1,017,225
                                                         ------------
           MULTI INDUSTRY-2.3%
   73,000  Allied Signal, Inc.                              3,467,500
   90,300  Philips Electronics N.V.                         3,239,513
                                                         ------------
                                                            6,707,013
                                                         ------------

PORTFOLIO OF INVESTMENTS-Continued
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

   SHARES  DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           NATURAL GAS-PIPELINES-1.5%
   83,100  El Paso Natural Gas Co. $2,357,962
   38,700  Mapco, Inc.                                      2,113,987
                                                         ------------
                                                            4,471,949
                                                         ------------
           OFFICE EQUIPMENT-2.9%
  183,200  EMC Corp. (c).                                   2,816,700
   26,100  International Business Machines                  2,394,675
   25,600  Xerox Corp.                                      3,507,200
                                                         ------------
                                                            8,718,575
                                                         ------------
           OIL-MAJOR INTEGRATED-2.2%
   94,500  Repsol S.A., ADR (d).                            3,106,687
   19,684  Sun, Inc                                           538,849
  115,600  Ultramar Corp                                    2,976,700
                                                         ------------
                                                            6,622,236
                                                         ------------
           PAPER PRODUCTS-1.4%
   82,300  Crown Cork and Seal Co., Inc. (c)                3,436,025
   13,000  Mead Corp.                                         679,250
                                                         ------------
                                                            4,115,275
                                                         ------------
           REAL ESTATE INVESTMENT TRUST-1.0%
   83,700  Meditrust                                        2,919,038
                                                         ------------
           RETAIL-FOOD/DRUG-1.2%
    81,300 Eckerd Corp. (c).                                3,628,013
                                                         ------------
           TELECOMMUNICATIONS-1.9%
   92,300  GTE Corp                                         4,061,200
   46,500  Telefonos de Mexico SA ADR (d).                  1,482,187
                                                         ------------
                                                            5,543,387
                                                         ------------
           TOBACCO-3.6%
   46,200  Loews Corp.                                      3,620,925
   37,200  Philip Morris Companies, Inc                     3,366,600
  114,300  UST, Inc                                         3,814,763
                                                         ------------
                                                           10,802,288
                                                         ------------
           UTILITIES-ELECTRIC-2.3%
  109,700  Pacific Gas & Electric Co.                       3,112,737
  200,100  SCE Corp                                         3,551,775
                                                         ------------
                                                            6,664,512
                                                         ------------
           Total Common Stocks
           (Identified Cost $138,021,901).                168,993,715
                                                         ------------

PORTFOLIO-Continued
Investments as of December 31, 1995

           PREFERRED STOCK-0.8%
    SHARES DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           TOBACCO-0.5%
  242,300  RJR Nabisco Holdings Corp., Series C.           $1,544,662
                                                         ------------
           OIL-MAJOR INTEGRATED-0.3%
   30,316  Sun, Inc., Series A                                841,269
                                                         ------------
           Total Preferred Stocks
           (Identified Cost $2,338,546).                    2,385,931
                                                         ------------

PORTFOLIO COMPOSITION-CONTINUED

MEDIUM & LONG TERM BONDS & NOTES-39.4%
      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           BANKS-1.8%
$2,400,000              Bankers Trust New York Corp. 8.125%, 4/01/02.
2,634,456
1,140,000  Chase Manhattan Corp. 10.000%, 6/15/99           1,287,163
  600,000  First Interstate Bancorp. 12.750%, 5/01/97.        653,688
  600,000  First National Tennessee Corp. 10.375%, 6/01/99    673,992
                                                         ------------
                                                            5,249,299
                                                         ------------
           CABLE & MEDIA-0.7%
2,000,000  TCI Communications Inc. 7.390%, 8/28/01.         2,095,300
                                                         ------------
           ENERGY-2.9%
3,700,000  Coastal Corp. 8.125%, 9/15/02.                   4,046,949
1,000,000  Colorado Interstate Gas Co. 10.000%, 6/15/05.    1,193,270
2,975,000  Standard Oil Co. 9.000%, 6/01/19.                3,339,348
                                                         ------------
                                                            8,579,567
                                                         ------------
           FINANCE-5.8%
2,000,000  American General Corp. 9.625%, 7/15/00           2,289,720
2,375,000  Associates Corp. of North America 8.350%,
           12/22/98                                         2,550,156
1,000,000  Avalon Properties, Inc. 7.375%, 9/15/02.         1,031,480
1,000,000  General Motors Acceptance Corp. 5.500%,
           12/15/01                                           965,750
1,650,000  Hertz Corp. 9.000%, 7/24/00.                     1,841,565
2,430,000  International Lease Finance Corp. 8.040%,
           12/01/97                                         2,538,986
2,000,000  International Lease Finance Corp. 8.125%,
           1/15/98.                                         2,097,660
  940,000  International Lease Finance Corp. 6.350%,
           11/07/01                                           945,640
2,425,000  Secured Finance 9.050%, 12/15/04.                2,862,131
                                                         ------------
                                                           17,123,088
                                                         ------------
           GOVERNMENT-3.7%
2,900,000  U.S. Treasury Notes 5.875%, 5/31/96              2,907,250
3,000,000  U.S. Treasury Notes 8.750%, 10/15/97.            3,179,520
1,300,000  U.S. Treasury Notes 5.125%, 3/31/98              1,297,764
3,500,000  U.S. Treasury Notes 6.875%, 8/31/99              3,678,290
                                                         ------------
                                                           11,062,824
                                                         ------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

MEDIUM & LONG TERM BONDS & NOTES-Continued

      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           GOVERNMENT AGENCY-2.8%
$2,575,000             Federal Home Loan Bank, Inverse Floating Rate
           Note 3.133%, 11/23/98 (e).                      $2,414,578
2,735,000  Federal Home Loan Bank 7.151%, 9/13/05           2,776,873
1,000,000  Federal Home Loan Bank, 8.750%, 2/03/05.         1,064,060
1,165,000  Federal National Mortgage Association,
           Principal Only, 10/10/01                         1,117,666
1,000,000  Federal National Mortgage Association 8.050%,
           5/20/04                                          1,038,040
                                                         ------------
                                                            8,411,217
                                                         ------------
           HEALTH CARE-1.4%
1,775,000  Columbia/HCA Healthcare Co. 8.020%, 8/05/02      1,946,678
3,050,000  Hospital Corp. of America, Zero Coupon, 6/01/00. 2,312,327
                                                         ------------
                                                            4,259,005
                                                         ------------
           INDUSTRIALS-1.3%
1,735,000  RJR Nabisco, Inc. 9.250%, 8/15/13                1,788,542
2,000,000  Tektronix, Inc. 7.625%, 8/15/02.                 2,097,320
                                                         ------------
                                                            3,885,862
                                                         ------------
           INSURANCE-0.8%
1,095,000  Progressive Corp. 10.000%, 12/15/00              1,272,981
1,000,000  USF&G Corp. 8.375%, 6/15/01.                     1,098,140
                                                         ------------
                                                            2,371,121
                                                         ------------
           LEISURE & LODGING-1.8%
1,750,000  Carnival Cruise Lines, Inc. 7.050%, 5/15/05      1,832,215
1,200,000  La Quinta Inns, Inc. 7.400%, 9/15/05.            1,236,000
2,000,000  Royal Caribbean Cruise Line 8.125% 7/28/04       2,155,500
                                                         ------------
                                                            5,223,715
                                                         ------------
           MORTGAGE BACKED-7.7%
  750,000  Federal Home Loan Mortgage Corp. 7.750%, 10/15/98  772,500
2,100,000  Federal Home Loan Mortgage Corp. 7.500%, 7/15/20 2,170,875
  500,000  Federal Home Loan Mortgage Corp. 8.000%, 7/15/21   529,060
1,000,000  Federal Home Loan Mortgage Corp. 6.500%, 3/15/23   959,060
3,000,000  Federal National Mortgage Association 9.000%,
           7/25/06                                          3,121,860
1,750,000  Federal National Mortgage Association 7.000%,
           4/25/07                                          1,816,185
  709,551  Federal National Mortgage Association 7.000%,
           8/25/16                                            708,217
  321,194  Federal National Mortgage Association 7.500%,
           6/01/15                                            331,469
  846,113  Federal National Mortgage Association 8.500%,
           6/25/24                                            845,055
2,065,000  General Electric Capital Mortgage Services, Inc.
           10.000%, 3/25/24                                 2,166,309
  122,790  Mortgage Securities III Trust 9.000%, 4/01/10      124,929
3,000,000  Paine Webber CMO Trust 9.000%, 10/20/03.         3,093,750
1,464,119  Residential Funding Mortgage Securities Co., Inc.
           6.000%, 12/25/08.                                1,390,533

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

MEDIUM & LONG TERM BONDS & NOTES-CONTINUED

      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
           MORTGAGE BACKED-CONTINUED
 $575,000  Westam Mortgage Financial Corp. 8.950%, 8/01/18. $ 617,584
4,000,000  Westam Mortgage Financial Corp. 9.400%, 12/01/18 4,266,240
                                                         ------------
                                                           22,913,626
                                                         ------------
           PAPER-0.4%
  500,000  Westvaco Corp. 9.650%, 3/01/02.                    583,070
  500,000  Westvaco Corp. 10.300%, 1/15/19                    534,340
                                                         ------------
                                                            1,117,410
                                                         ------------
           RAILROADS-0.4%
1,000,000  CSX, Inc. 6.800%, 6/01/09.                       1,061,100
                                                         ------------
           RETAIL STORES-0.6%
  500,000  Sears Roebuck & Co. 9.300%, 4/15/98.               538,440
1,300,000  Toys R Us, Inc. 8.250%, 2/01/17                  1,364,714
                                                         ------------
                                                            1,903,154
                                                         ------------
           SECURITIES-3.4%
1,500,000  Donaldson Lufkin & Jenrette, 6.875%, 11/01/05.   1,537,515
1,500,000  Lehman Brothers Holdings, Inc. 8.875%, 11/01/98. 1,597,725
3,770,000  Paine Webber Group, Inc. 7.750%, 9/01/02.        3,942,364
3,150,000  Smith Barney Holdings, Inc. 5.500%, 1/15/99      3,123,477
                                                         ------------
10,201,081
------------
           TELECOMMUNICATIONS-0.6%
  500,000  Central Telephone Co. 9.280%, 11/27/00             569,480
1,300,000  Southern Bell Telephone & Telegraph Co. 7.625%,
           3/15/13.                                         1,336,816
                                                         ------------
                                                            1,906,296
                                                         ------------
           TRANSPORTATION-1.8%
2,000,000  American Airlines 10.180%, 1/02/13.              2,395,520
1,000,000  Delta Air Lines, Inc. 7.790%, 12/01/98           1,037,710
  500,000  Delta Air Lines, Inc. 9.530%, 11/17/99             543,170
  600,000  Delta Air Lines, Inc. 9.200%, 9/23/14.             681,726
  232,000  U.S. Air, Inc. 10.550%, 1/15/05                    238,426
  350,000  U.S. Air, Inc. 10.700%, 1/15/07                    364,357
                                                         ------------
                                                            5,260,909
------------
           YANKEE/SUPRANATIONAL-1.5%
1,100,000  Export, Import Bank of Japan 9.500%, 6/29/00.    1,256,062
  600,000  Hydro Quebec 6.520%, 2/23/06                       608,046
2,450,000  SKF AB 7.625%, 7/15/03.                          2,608,344
                                                         ------------
                                                            4,472,452
                                                         ------------
           Total Medium & Long Term Bonds & Notes
           (Identified Cost $112,870,108)                 117,097,026
                                                         ------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

SHORT-TERM INVESTMENTS-2.3%

      FACE
    AMOUNT DESCRIPTION                                      VALUE (A)
----------------------------------------------------------------------
$6,883,000
Associates Corp. of North America 5.950%,
           1/02/96                                         $6,883,000
                                                        -------------
           Total Short-Term Investments
           (Identified Cost $6,883,000).                    6,883,000
                                                        -------------
           Total Investments-99.4%
           (Identified Cost $260,113,555) (b)             295,359,672
           Cash, receivables and other assets.              4,243,036
           Liabilities.                                   (2,598,958)
                                                        -------------
           Total Net Assets-100%                         $297,003,750
                                                        =============

(a)  See Note 1a.
(b)  Federal Tax Information: At December 31, 1995 the
     net unrealized appreciation on investments based
     on cost of $260,204,793 for federal income tax
     purposes was as follows:
     Aggregate gross unrealized appreciation for
     all investments in which there is an
     excess of value over tax cost.                        $41,316,673
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over value.                               (6,161,794)
                                                         -------------
     Net unrealized appreciation                           $35,154,879
                                                         =============
(c)  Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate on a specific date. These notes reset quarterly based upon a specific index.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                      $295,359,672
Cash.                                                              290
Receivable for:
Fund shares sold                                               429,168
Securities sold1,391,015
Dividends and interest.2,407,408
Foreign taxes                                                    6,155
Prepaid registration expense                                     9,000
                                                        --------------
                                                           299,602,708
LIABILITIES
Payable for:
Securities purchased $1,668,161
Fund shares redeemed                             511,039
Dividends declared                                81,705
Accrued expenses:
Management fees                                  182,999
Deferred trustees' fees                           49,766
Accounting and administrative                      4,676
Other expenses.                                  100,612
                                          --------------
                                                             2,598,958
                                                        --------------
                                                          $297,003,750
                                                        ==============
NET ASSETS
Net Assets consist of:
Capital paid in                                           $255,589,489
Undistributed net investment income                            297,609
Accumulated net realized gains5,870,535
Unrealized appreciation on investments                      35,246,117
                                                        --------------
NET ASSETS                                                $297,003,750
                                                        ==============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($196,514,108 divided by 14,953,036 shares of
beneficial interest)                                            $13.14
                                                        ==============
Offering price per share (100/94.25 of $13.14).                $13.94*
                                                        ==============
Net asset value and offering price of Class B shares
($40,360,749 divided by 3,085,377 shares of
beneficial interest)                                          $13.08**
                                                        ==============
Net asset value and offering price of Class C
shares ($717,789 divided by 54,990 shares of
beneficial interest)                                            $13.05
                                                        ==============
Net asset value and offering price of Class Y shares
($59,411,104 divided by 4,517,302 shares of
beneficial interest)                                            $13.15
                                                        ==============
Identified cost of investments                            $260,113,555
                                                        ==============

* Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Dividends                                                $3,972,548(a)
Interest                                                     8,235,327
                                                      ----------------
                                                            12,207,875
Expenses
Management fees                             $1,906,665
Service fees-Class A                           445,951
Service and distribution fees-Class B          301,592
Service and distribution fees-Class C            3,017
Trustees' fees and expenses                     23,463
Accounting and administrative                   49,574
Custodian                                      128,565
Transfer agent                                 548,254
Audit and tax services                          41,000
Legal.                                          19,589
Printing                                        57,619
Registration.                                   56,721
Miscellaneous                                   23,040
                                            ----------
Total expenses                                               3,605,050
                                                      ----------------
Net investment income                                        8,602,825
                                                      ----------------
REALIZED and UNREALIZED GAIN on INVESTMENTS
Realized gain on Investments-net                            19,279,791
Unrealized appreciation on Investments-net                  31,334,849
                                                      ----------------
Net gain on investment transactions                         50,614,640
                                                      ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $59,217,465
                                                      ================

(a) Net of foreign taxes of: $23,267.

STATEMENT OF CHANGES IN NET ASSETS

                                        YEAR ENDED          YEAR ENDED
                                      DECEMBER 31,        DECEMBER 31,
                                              1994                1995
                                     -------------       -------------
FROM OPERATIONS
Net investment income                   $5,939,028          $8,602,825
Net realized gain on investments.        3,627,356          19,279,791
Unrealized appreciation
(depreciation) on investments         (15,017,290)          31,334,849
                                    -------------        -------------
Increase (decrease) in net assets from
operations                             (5,450,906)          59,217,465
                                     -------------       -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A                                (4,538,717)         (5,712,466)
Class B                                  (369,316)           (810,141)
Class C                                        -0-            (10,773)
Class Y                                  (935,325)         (1,783,679)
Net realized gain on investments
Class A                                (2,833,357)         (8,998,651)
Class B.                                 (376,051)         (1,694,413)
Class C                                        -0-            (23,154)
Class Y                                  (703,988)         (2,594,417)
                                     -------------       -------------
                                       (9,756,754)        (21,627,694)
                                    -------------        -------------
Increase in net assets derived from
capital share transactions              71,331,610          40,291,424
                                    -------------        -------------
Total increase in net assets            56,123,950          77,881,195
NET ASSETS
Beginning of the year                  162,998,605         219,122,555
                                    -------------        -------------
End of the year                       $219,122,555        $297,003,750
                                     =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the year                      $10,949                $-0-
                                     =============       =============
End of the year.                              $-0-            $297,609
                                    =============        =============

FINANCIAL HIGHLIGHTS

                                          CLASS A
                      ------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
                       -----------------------------------------------
                        1991      1992      1993      1994        1995
                   --------  -------- --------- ---------    ---------
Net Asset Value,
Beginning of Year      $8.11    $10.15    $11.16    $12.13      $11.27
                   --------  -------- --------- ---------    ---------
Income From
Investment Operations
Net Investment Income   0.30      0.30      0.31      0.33        0.42
Net Realized and
Unrealized Gain
(Loss) on
Investments             2.05      1.10      1.26    (0.65)        2.49
                   --------  -------- --------- ---------    ---------
Total From Investment
Operations              2.35      1.40      1.57    (0.32)        2.91
                   --------  -------- --------- ---------    ---------
Less Distributions
Dividends From
Net Investment
Income                (0.30)    (0.30)    (0.31)    (0.33)      (0.40)
Distributions From
Net Realized
Capital Gains           0.00    (0.09)    (0.29)    (0.21)      (0.64)
Distributions
From Paid-in Capital  (0.01)      0.00      0.00      0.00        0.00
                   --------  -------- --------- ---------    ---------
Total Distributions   (0.31)    (0.39)    (0.60)    (0.54)      (1.04)
                   --------  -------- --------- ---------    ---------
Net Asset Value,
End of Year           $10.15    $11.16    $12.13    $11.27      $13.14
                   ========  ========  ========= =========   =========
Total Return (%).       29.2      13.9      14.2     (2.7)        26.3
Ratio of Operating
Expenses to Average
Net Assets
(%).                    1.53      1.48      1.40      1.40        1.36
Ratio of Net Investment
Income to Average
Net Assets (%)          3.18      2.84      2.66      2.91        3.37
Portfolio Turnover
Rate (%)                  51        38        50        36          54
Net Assets,
End of Year (000)    $67,467   $90,527  $158,308  $158,332    $196,514

                                    CLASS B                  CLASS C             CLASS Y
                        --------------------------------   ----------        -------------
               SEPTEMBER 13(*)         YEAR        YEAR        YEAR   MARCH 8(*)         YEAR
                       THROUGH        ENDED       ENDED       ENDED      THROUGH        ENDED
                  DECEMBER 31, DECEMBER 31,DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                          1993         1994        1995        1995         1994         1995
                     ---------    ---------   ---------   ---------    ---------    ---------
Net Asset Value,
Beginning of
Period                  $12.16       $12.11      $11.24      $11.24       $12.20       $11.27
                     ---------    ---------   ---------   ---------    ---------    ---------
Income From
Investment
Operations
Net Investment
Income                    0.16         0.26        0.34        0.35         0.38         0.46
Net Realized and
Unrealized Gain
(Loss) on
Investments               0.24       (0.66)        2.46        2.44       (0.72)         2.51
                     ---------    ---------   ---------   ---------    ---------    ---------
Total From
Investment
Operations                0.40       (0.40)        2.80        2.79       (0.34)         2.97
                     ---------    ---------   ---------   ---------    ---------    ---------
Less Distributions
Dividends From Net
Investment Income       (0.16)       (0.26)      (0.32)      (0.34)       (0.38)       (0.45)
Distributions From
Net Realized
Capital Gains           (0.29)       (0.21)      (0.64)      (0.64)       (0.21)       (0.64)
                     ---------    ---------   ---------   ---------    ---------    ---------
Total Distributions.    (0.45)       (0.47)      (0.96)      (0.98)       (0.59)       (1.09)
                     ---------    ---------   ---------   ---------    ---------    ---------
Net Asset Value, End
of Period               $12.11       $11.24      $13.08      $13.05       $11.27       $13.15
                    =========      =======     =======     =======       =======      =======
Total Return (%)        3.3***        (3.4)        25.3        25.2     (2.8)***         26.8
Ratio of Operating
Expenses to
Average Net
Assets (%)              2.36**         2.15        2.11        2.11       0.99**         1.11
Ratio of Net
Investment Income
to Average Net
Assets (%)              1.92**         2.16        2.62        2.62       3.69**         3.62
Portfolio Turnover
Rate (%)                    50           36          54          54           36           54
Net Assets, End of
Period (000)            $4,691      $21,607     $40,361        $718      $39,183      $59,411

     *    Commencement of operations.
**   Computed on an annualized basis.
***  Not computed on an annualized basis.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1.  The  Fund  is  a  Series  of  New England Funds  Trust  I,  a  Massachusetts
business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The  Fund  offers  Class  A,  Class B, Class C and  Class  Y  shares.  The  Fund commenced  its  public  offering  of Class  B  shares  on  September  13,  1993, of  Class  C  shares  on  December  30, 1994  and  of  its  Class  Y  shares  on
March 8, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are  redeemed  within  five  years  of purchase.  Class  C  shares  do  not  pay a  front  end  or  contingent  deferred sales  charge  and  do  not  convert  to
any   other   class   of   shares,   but  they   do   pay   a   higher   ongoing
distribution  fee  than  Class  A  shares.  Class  Y  shares  do   not   pay   a
front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a  minimum  of  $1,000,000  to  invest. Expenses of  the  Fund  are  borne  pro-
rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class
only   with  respect  to  its  own  Rule  12b-1  plan.  Shares  of  each   class
would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The   preparation   of  financial  statements  in  accordance   with   generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   SECURITY  VALUATION.  Equity  securities  are  valued  on  the   basis   of
valuations  furnished  by  a  pricing  service,  authorized  by  the  Board   of
Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the
NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's adviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of
such                                                                  securities

December 31, 1995

using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.
c. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences are primarily due to differing treatments for mortgage backed securities, real estate limited partnership investments and market discount transactions.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the
collateral   be   at  least  equal  to  100%  of  the  repurchase   price.   The
Fund's   adviser  is  responsible  for  determining  that  the  value   of   the
collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2.     PURCHASES    AND    SALES    OF    SECURITIES    (excluding    short-term
investments) for the Fund for the year ended December 31, 1995 were as follows:

             PURCHASES                              SALES
--------------------------------     ---------------------------------
U.S. GOVERNMENT           OTHER       U.S. GOVERNMENT            OTHER
---------------    ------------       ---------------      -----------
    $30,170,553    $129,539,837           $15,957,390     $119,835,586

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Loomis, Sayles & Company, L.P. ("Loomis, Sayles"). Certain officers and directors of the adviser and its affiliated companies are also officers or

December 31, 1995

trustees of the Fund. Loomis, Sayles is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement for the Fund in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED ANNUAL PERCENTAGE RATE     ANNUAL NET ASSET VALUE LEVELS
-----------  ----------------------    -----------------------------
$1,906,665    0.750%                    the first $200 million
              0.700%                    the next $300 million
              0.650%                    the excess over $500 million

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the   adviser   for   the   Fund   with   the   aforementioned   adviser   being
retained as the Fund's sub-adviser.

B.   ACCOUNTING   AND   ADMINISTRATIVE  EXPENSE.   New   England   Funds,   L.P.
("New   England   Funds"),   the  Fund's  distributor,   is   a   wholly   owned
subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the
Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $49,574 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds, L.P. ("New England Funds") is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $402,263 as compensation for its services in that capacity.

D.   SERVICE   AND  DISTRIBUTION  FEES.  Pursuant  to  Rule  12b-1   under   the
1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under   the   Class  A  Plan,  the  Fund  pays  New  England  Funds  a   monthly
service  fee  at  the  annual  rate of up to 0.25%  of  the  average  daily  net assets  attributable  to  the  Fund's  Class  A  shares,  as  reimbursement  for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31,

December 31, 1995

1995, the Fund paid New England Funds $445,951 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise
reimbursable  under  the  Class  A  Plan  incurred  in  any  year   exceed   the
amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1995 is $2,041,399.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New
England   Funds)   incurred  by  New  England  Funds   in   providing   personal
services   to   investors   in  Class  B  and  Class   C   shares   and/or   the
maintenance   of  shareholder  accounts.  For  the  year  ended   December   31,
1995, the Fund paid New England Funds $75,398 and $754 in service fees under the Class B and Class C plans, respectively.

Also   under  the  Class  B  and  Class  C  Plan,  the  Fund  pays  New  England
Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and
Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be
affiliated   with  New  England  Funds)  incurred  by  New  England   Funds   in
connection  with  the  marketing  or  sale  of  Class  B  and  Class  C  shares.
For  the  year  ended  December  31,  1995, the  Fund  paid  New  England  Funds
$226,194 and $2,263 in distrtribution fees under the Class B and Class C plans, respectively.

Commissions   (including   contingent   deferred   sales   charges)   on    Fund
shares  paid  to  New  England  Funds  by  investors  in  shares  of  the   Fund
during the year ended December 31, 1995 amounted to $698,168.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis-Sayles, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                $2,400
          Meeting Fee                    $125/meeting
          Committee Meeting Fee          $75/meeting
          Committee Chairman Retainer    $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                  YEAR ENDED                       YEAR ENDED
                                           DECEMBER 31, 1994                DECEMBER 31, 1995
                                        --------------------        -------------------------
CLASS A                                 SHARES        AMOUNT         SHARES            AMOUNT
-------                                 ------       -------        -------            ------
Shares sold                          4,117,368   $49,373,937      2,351,242       $29,575,711
Shares issued in connection
with the
reinvestment of:
Dividends from net
investment income                      374,414     4,341,420        431,380         5,458,656
Distributions from net
realized gain                          242,287     2,722,897        676,500         8,677,748
                                      --------     ---------       --------        ----------
                                     4,734,069    56,438,254      3,459,122        43,712,115
Shares repurchased                 (3,735,100)  (44,017,575)    (2,555,776)      (31,998,569)
Net increase.                          998,969    12,420,679        903,346        11,713,546
                                      --------     ---------       --------        ----------
                                                  YEAR ENDED                       YEAR ENDED
                                           DECEMBER 31, 1994                DECEMBER 31, 1995
                                        --------------------        -------------------------
CLASS B                                 SHARES        AMOUNT         SHARES            AMOUNT
-------                                 ------       -------        -------            ------
Shares sold                          1,610,212    19,092,139      1,299,583        16,346,011
Shares issued in connection
with the reinvestment of:
Dividends from net investment income    30,005       344,757         60,310           762,503
Distributions from net realized gain    31,737       355,643        127,576         1,630,289
                                    ----------    ----------     ----------        ----------
                                     1,671,954    19,792,539      1,487,469        18,738,803
Shares repurchased                   (136,236)   (1,590,989)      (325,054)       (4,030,921)
                                    ----------    ----------     ----------        ----------
Net increase.                        1,535,718    18,201,550      1,162,415        14,707,882
                                    ----------   -----------     ----------        ----------
                                                                                   YEAR ENDED
                                                                            DECEMBER 31, 1995
                                                                            ------------------
CLASS C                                                              SHARES            AMOUNT
--------                                                            -------           -------
Shares sold                                                          62,310           785,919
Shares issued in connection with the
reinvestment of:
Dividends from net investment income                                    760             9,669
Distributions from net realized gain                                  1,599            20,420
                                                                    -------           -------
                                                                     64,669           816,008
Shares repurchased                                                  (9,679)         (122,769)
                                                                    -------           -------
Net increase.                                                        54,990           693,239
                                                                    -------           -------
                                                  YEAR ENDED                       YEAR ENDED
                                           DECEMBER 31, 1994                DECEMBER 31, 1995
                                        --------------------        -------------------------
CLASS Y                                 SHARES        AMOUNT         SHARES            AMOUNT
-------                                 ------       -------        -------            ------
Shares sold                          3,533,970    41,411,129      1,420,697        17,832,342
Shares issued in connection with the
reinvestment of:
Dividends from net investment income    82,209       942,750        140,440         1,780,695
Distributions from net realized gain    61,245       687,599        202,067         2,594,422
                                    ----------   -----------     ----------        ----------
                                     3,677,424    43,041,478      1,763,204        22,207,459
Shares repurchased                   (200,251)   (2,332,097)      (723,075)       (9,030,702)
                                    ----------   -----------     ----------        ----------
Net increase.                        3,477,173    40,709,381      1,040,129        13,176,757
                                    ----------   -----------     ----------        ----------
Increase derived from capital
shares transactions.                 6,011,860   $71,331,610      3,160,880       $40,291,424
                                 ============ ==============  ============     ==============

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of NEW ENGLAND BALANCED FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Balanced Fund ("the Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1996

SHAREHOLDER MEETING
 At a special shareholders' meeting held on December 28, 1995, shareholders of the Balanced Fund voted for the following proposals:

                                                VOTED    ABSTAINED      BROKER          TOTAL
                               VOTED FOR      AGAINST        VOTES  NON-VOTES           VOTES
                         --------------  -----------       ------  ----------           -----
1. To approve new
investment advisory
arrangements to be
effective upon the
merger of New
England Mutual Life
Insurance Company
into Metropolitan
Life Insurance
Company, such
arrangements to
substantially
identical to the
investment advisory
arrangements in
effect for the Fund
immediately prior to
such merger.             12,569,127.087  191,709.556   295,300.676             13,056,137.319
                         ==============  ===========   ===========
2. To approve a new
Advisory Agreement
between the Fund
and New England
Funds
Management, L.P.
("NEFM")                 12,362,672.405  312,118.959  322,400.955  58,945.000  13,056,137.319
                          ==============  ===========  ===========  ==========
3. To approve a
related Sub-Advisory
Agreement
between NEFM and
such Fund's current
investment adviser.      12,347,823.442  310,022.149  339,346.728  58,945.000  13,056,137.319
                          ==============  ===========  ===========  ==========

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                           Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                        - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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NEW ENGLAND FUNDS
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02116

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1996

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
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AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

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(5)  Because the printed page breaks are not reflected, certain
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